Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	50
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$2,274,707.93	0.0668442	$-	-	$2,274,707.93
Class C Notes	$32,150,000.00	1.0000000	$27,145,136.86	0.8443277	$5,004,863.14
Total Securities	$34,424,707.93	0.0373865	$27,145,136.86	0.0294806	$7,279,571.07

Weighted Avg. Coupon (WAC)	4.96%		5.02%
Weighted Avg. Remaining Maturity (WARM)	15.53		14.83
Pool Receivables Balance	$69,345,529.74		$61,869,789.03
Remaining Number of Receivables	18,031		17,360

Adjusted Pool Balance	$67,984,917.80		$60,705,346.73

III. COLLECTIONS

Principal:
Principal Collections	$7,367,641.81
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$182,590.06
Total Principal Collections	$7,550,231.87

Interest:
Interest Collections	$280,477.84
Late Fees & Other Charges	$19,225.49
Interest on Repurchase Principal	$-
Total Interest Collections	$299,703.33

Collection Account Interest	$285.97
Reserve Account Interest	$211.14
Servicer Advances	$-

Total Collections	$7,850,432.31

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	50
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$7,850,432.31
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$12,577,222.43

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$57,787.94		$57,787.94	$57,787.94
Collection Account Interest					$285.97
Late Fees & Other Charges					$19,225.49
Total due to Servicer					$77,299.40

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$4,644.20		$4,644.20	$4,644.20

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$7,688,113.71

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$7,279,571.07

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$2,274,707.93		$2,274,707.93
Class C Notes Total:		$5,004,863.14		$5,004,863.14
Total Noteholders Principal		$7,279,571.07		$7,279,571.07

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					408,542.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,360,611.94
Beginning Period Amount	$1,360,611.94
Current Period Amortization	$196,169.65
Ending Period Required Amount	$1,164,442.30
Ending Period Amount	$1,164,442.30
Next Distribution Date Amount	$987,794.28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	49.36%	55.28%	55.28%

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	50
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.54%	17,106	97.48%	$60,307,902.03
30 - 60 Days	1.22%	212	2.10%	$1,300,667.48
61 - 90 Days	0.19%	33	0.35%	$216,324.00
91 + Days	0.05%	9	0.07%	$44,895.52
		17,360		$61,869,789.03
Total
Delinquent Receivables 61 + days past due	0.24%	42	0.42%	$261,219.52
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	54	0.57%	$398,688.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.36%	66	0.70%	$534,386.10
Three-Month Average Delinquency Ratio	0.30%		0.57%

Repossession in Current Period		16		$117,159.78
Repossession Inventory		23		$40,081.84

Charge-Offs
Gross Principal of Charge-Off for Current Period				$108,098.90
Recoveries				$(182,590.06)
Net Charge-offs for Current Period				$(74,491.16)

Beginning Pool Balance for Current Period				$69,345,529.74

Net Loss Ratio				-1.29%
Net Loss Ratio for 1st Preceding Collection Period				-0.45%
Net Loss Ratio for 2nd Preceding Collection Period				-0.13%
Three-Month Average Net Loss Ratio for Current Period				-0.62%

Cumulative Net Losses for All Periods				$5,977,397.04
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$211,773.34
Number of Extensions				31